Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of the contractual maturities of the Company's financial liabilities

The following table summarizes the contractual maturities of the Company’s financial liabilities on an undiscounted basis:

	Years ended December 31,
	2024	2025	2026	2027 onwards	Total
	$	$	$	$	$
Accounts payable and accrued liabilities	23,703	-	-	-	23,703
Obligations under office leases¹	321	1,217	829	152	2,519
Obligations under land leases¹	17	70	73	4,940	5,100
Other obligations¹	13	3,551	23	-	3,587
Total	24,054	4,838	925	5,092	34,909